Borrowings (Tables)	3 Months Ended
Mar. 31, 2025
Borrowings
Schedule of borrowings

	March 31,	December 31,
	2025	2024
	€1,000	€1,000
Innovation credit	2,899	2,899
Accrued interest on innovation credit	1,756	1,683

Total borrowings	4,655	4,582
Current portion	4,655	4,582
Total non-current borrowings	—	—